American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
September 30, 2019

NT Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 2.1%
Boeing Co. (The)	7,131	2,713,132
Hexcel Corp.	19,497	1,601,289
L3Harris Technologies, Inc.	18,929	3,949,346
Lockheed Martin Corp.	3,232	1,260,674
		9,524,441
Banks — 0.3%
Comerica, Inc.	18,247	1,204,120
Beverages — 2.1%
Coca-Cola Co. (The)	73,577	4,005,532
PepsiCo, Inc.	42,704	5,854,718
		9,860,250
Biotechnology — 4.3%
AbbVie, Inc.	67,100	5,080,812
Amgen, Inc.	26,580	5,143,496
Biogen, Inc.(1)	16,411	3,820,809
Celgene Corp.(1)	22,554	2,239,612
Incyte Corp.(1)	48,867	3,627,397
		19,912,126
Building Products — 0.8%
Masco Corp.	88,798	3,701,101
Capital Markets — 1.0%
MSCI, Inc.	16,788	3,655,587
Piper Jaffray Cos.	12,919	975,126
		4,630,713
Commercial Services and Supplies — 2.6%
Republic Services, Inc.	46,448	4,020,074
Tetra Tech, Inc.	39,563	3,432,486
Waste Management, Inc.	39,643	4,558,945
		12,011,505
Communications Equipment — 2.5%
Cisco Systems, Inc.	154,412	7,629,497
Motorola Solutions, Inc.	22,697	3,867,796
		11,497,293
Construction and Engineering — 0.7%
MasTec, Inc.(1)	46,672	3,030,413
Consumer Finance — 0.8%
American Express Co.	31,815	3,763,078
Containers and Packaging — 0.9%
Ball Corp.	56,106	4,085,078
Distributors — 0.4%
Core-Mark Holding Co., Inc.	55,086	1,769,087
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	22,376	3,412,340

Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	41,395	5,101,520
Keysight Technologies, Inc.(1)	42,639	4,146,643
National Instruments Corp.	21,490	902,365
		10,150,528
Entertainment — 2.0%
Electronic Arts, Inc.(1)	46,421	4,540,902
Netflix, Inc.(1)	1,924	514,901
Take-Two Interactive Software, Inc.(1)	31,807	3,986,689
		9,042,492
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	28,297	6,257,316
SBA Communications Corp.	16,876	4,069,647
		10,326,963
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	5,565	1,603,332
Performance Food Group Co.(1)	69,651	3,204,643
		4,807,975
Food Products — 1.0%
Hershey Co. (The)	28,582	4,429,924
Health Care Equipment and Supplies — 2.0%
Hologic, Inc.(1)	71,822	3,626,293
Integer Holdings Corp.(1)	4,424	334,277
Stryker Corp.	25,071	5,422,857
		9,383,427
Health Care Providers and Services — 1.4%
Chemed Corp.	3,305	1,380,069
CorVel Corp.(1)	18,467	1,397,952
UnitedHealth Group, Inc.	16,329	3,548,618
		6,326,639
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	28,484	4,349,222
Hotels, Restaurants and Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)	1,428	1,200,191
Starbucks Corp.	75,147	6,644,498
		7,844,689
Household Products — 1.5%
Colgate-Palmolive Co.	41,266	3,033,464
Procter & Gamble Co. (The)	29,866	3,714,733
		6,748,197
Insurance — 1.6%
Arch Capital Group Ltd.(1)	75,477	3,168,524
Progressive Corp. (The)	57,262	4,423,490
		7,592,014
Interactive Media and Services — 9.0%
Alphabet, Inc., Class A(1)	22,036	26,909,041
Facebook, Inc., Class A(1)	81,144	14,450,124
		41,359,165

Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	15,093	26,200,089
eBay, Inc.	107,212	4,179,124
		30,379,213
IT Services — 9.6%
Accenture plc, Class A	8,081	1,554,381
Akamai Technologies, Inc.(1)	42,573	3,890,321
Booz Allen Hamilton Holding Corp.	49,753	3,533,458
EVERTEC, Inc.	90,187	2,815,638
Mastercard, Inc., Class A	39,797	10,807,671
PayPal Holdings, Inc.(1)	72,197	7,478,887
Visa, Inc., Class A	81,187	13,964,976
		44,045,332
Life Sciences Tools and Services — 1.0%
Illumina, Inc.(1)	1,058	321,865
Thermo Fisher Scientific, Inc.	14,961	4,357,690
		4,679,555
Pharmaceuticals — 3.8%
Jazz Pharmaceuticals plc(1)	24,828	3,181,460
Merck & Co., Inc.	108,367	9,122,334
Zoetis, Inc.	42,718	5,322,236
		17,626,030
Professional Services — 0.9%
CoStar Group, Inc.(1)	6,649	3,944,187
Semiconductors and Semiconductor Equipment — 2.3%
Broadcom, Inc.	18,543	5,119,166
Inphi Corp.(1)	34,677	2,117,031
Lattice Semiconductor Corp.(1)	102,645	1,876,864
Qorvo, Inc.(1)	17,961	1,331,628
		10,444,689
Software — 15.3%
Adobe, Inc.(1)	7,707	2,129,059
ANSYS, Inc.(1)	10,827	2,396,665
Aspen Technology, Inc.(1)	24,963	3,072,446
Atlassian Corp. plc, Class A(1)	18,064	2,265,948
Autodesk, Inc.(1)	2,234	329,962
Cadence Design Systems, Inc.(1)	58,153	3,842,750
Fair Isaac Corp.(1)	2,622	795,829
Intuit, Inc.	20,703	5,505,756
Manhattan Associates, Inc.(1)	10,688	862,201
Microsoft Corp.	257,879	35,852,917
Oracle Corp. (New York)	123,508	6,796,645
Proofpoint, Inc.(1)	12,889	1,663,326
salesforce.com, Inc.(1)	16,030	2,379,493
ServiceNow, Inc.(1)	10,547	2,677,356
		70,570,353
Specialty Retail — 2.7%
AutoZone, Inc.(1)	4,417	4,790,767
Home Depot, Inc. (The)	19,073	4,425,317

Murphy USA, Inc.(1)	37,581	3,205,659
		12,421,743
Technology Hardware, Storage and Peripherals — 7.7%
Apple, Inc.	159,209	35,658,040
Textiles, Apparel and Luxury Goods — 1.1%
NIKE, Inc., Class B	54,638	5,131,601
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.	71,654	3,415,746
TOTAL COMMON STOCKS (Cost $330,816,944)		449,079,269
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $10,024,995), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $9,825,633)		9,825,142
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,657,559), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $1,621,038)		1,621,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,594	6,594
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,452,736)		11,452,736
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $342,269,680)		460,532,005
OTHER ASSETS AND LIABILITIES — 0.1%		660,589
TOTAL NET ASSETS — 100.0%		$461,192,594

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	19	December 2019	$380	$2,952,790	$(51,505)
S&P 500 E-Mini	41	December 2019	$2,050	6,105,925	(58,703)
				$9,058,715	$(110,208)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	449,079,269	—	—
Temporary Cash Investments	6,594	11,446,142	—
	449,085,863	11,446,142	—
Liabilities
Other Financial Instruments
Futures Contracts	110,208	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.